LONG TERM INVESTMENTS (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LONG TERM INVESTMENTS
Long term investments				¥ 30,148,000	$ 4,371,000	¥ 30,148,000
PRC Fund
LONG TERM INVESTMENTS
Cost method investments			¥ 10,103,000	10,103,000	1,465,000	10,103,000
Long term investments, number of years of investment			8 years
United States Fund
LONG TERM INVESTMENTS
Cost method investments				¥ 20,045,000	$ 2,906,000	¥ 20,045,000
Additional investment	¥ 361,000	$ 53,000